Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating costs and expenses
Research and development	$ 1,505,116	$ 57,745	$ 1,584,086	$ 69,161	$ 113,931	$ 461,551
Patent costs	47,611	29,891	160,033	94,055	197,731	292,358
General and administrative	1,555,938	166,301	4,860,676	763,388	1,969,960	1,356,888
Total operating costs and expenses	3,108,665	253,937	6,604,795	926,604	2,281,622	2,110,797
Operating loss	$ (3,108,665)	$ (253,937)	$ (6,604,795)	$ (926,604)	(2,281,622)	(2,110,797)
Other income (expense)
Interest income					(525)	(1,677)
Interest expense					$ 213,516	$ 6,076
Interest income (expense), net	$ 18,853	$ (12,471)	$ 23,157	$ (17,210)
Other income	9,590		16,682		$ (21,148)	$ (19,365)
Total other income (expense)	28,443	$ (12,471)	39,839	$ (17,210)	191,843	(14,966)
Net loss	$ (3,080,222)	(266,408)	(6,564,956)	(943,814)	(2,473,465)	(2,095,831)
Cumulative preferred stock dividends		$ 147,128	327,569	$ 441,913	589,462	$ 547,303
Accretion of discount on Series C preferred stock			63,283		8,580
Net loss applicable to common stockholders	$ (3,080,222)	$ (413,536)	$ (6,955,808)	$ (1,385,727)	$ (3,071,507)	$ (2,643,134)
Net loss per common share - basic and diluted	$ 0.40	$ (0.92)	$ (2.35)	$ (3.07)	$ (6.79)	$ (5.86)
Weighted average common shares outstanding - basic and diluted	7,792,050	451,393	2,961,263	451,393	452,509	451,398